Accounts Payable And Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Payables And Accruals [Line Items]
Total	$ 1,243,000		$ 2,784,000		$ 3,269,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Payables And Accruals [Line Items]
Trade accounts payable	1,635,016	$ 1,866,762		$ 1,915,766
Accrued compensation	1,707,988	1,415,397		675,000
Accrued legal fees	466,801
Accrued placement agent fees	368,960	56,400
Other accrued expenses	164,000	100,000
Other accrued expenses		156,400		163,677
Total	$ 4,342,765	$ 3,438,559		$ 2,754,443